Property, plant and equipment - Useful lives of property, plant and equipment (Detail)	12 Months Ended
Dec. 31, 2017
Land and buildings [Member]
Property, plant and equipment [Line items]
Useful lives or depreciation rates property, plant and equipment	from 5 to 50 years
Machinery and installations [Member]
Property, plant and equipment [Line items]
Useful lives or depreciation rates property, plant and equipment	from 3 to 20 years
Other equipment [Member]
Property, plant and equipment [Line items]
Useful lives or depreciation rates property, plant and equipment	from 1 to 10 years